Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	$ 15,956	$ 17,580
REO, net	3,155	6,136
Fair Value, Inputs, Level 3 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	15,956	17,580	18,855	25,869
REO, net	$ 3,155	$ 6,136	$ 10,891	$ 46,695